Summary of Significant Accounting Policies - Functional and Presentation Currency (Details)	12 Months Ended
Mar. 31, 2022
Virax Biolabs Group Limited
Disclosure of reclassifications or changes in presentation [line items]
Functional Currency	U.S. dollars
Virax Biolabs (UK) Limited
Disclosure of reclassifications or changes in presentation [line items]
Functional Currency	U.S. dollars
Virax Biolabs Limited (FKA- Shanghai Biotechnology Devices Ltd)
Disclosure of reclassifications or changes in presentation [line items]
Functional Currency	U.S. dollars
Virax Immune T-Cell Medical Device Company Limited (FKA- Stork Nutrition Asia Limited)
Disclosure of reclassifications or changes in presentation [line items]
Functional Currency	U.S. dollars
Virax Biolabs Pte. Limited
Disclosure of reclassifications or changes in presentation [line items]
Functional Currency	U.S. dollars
Logico Bioproducts Corp.
Disclosure of reclassifications or changes in presentation [line items]
Functional Currency	U.S. dollars
Shanghai Xitu Consulting Co., Ltd (FKA- Shanghai Logico Bioproducts)
Disclosure of reclassifications or changes in presentation [line items]
Functional Currency	Renminbi